PREFERRED SHARE DERIVATIVE INTEREST PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Preferred Share Derivative Interest Payable [Abstract]
Preferred Share Derivative Interest Payable [Text Block]
NOTE 8 -	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of the Current Balance Sheet Date consisted of the amount reported on the liability section of the balance sheet and titled “Preferred Share Derivative Interest Payable”.  This amount was paid via the issuance of the Derivative Interest Liability Common Shares in January 2014.

NOTE 14 -	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of March 31, 2013 consisted of $27,500 in derivative interest accrued as of March 31, 2013. The full amount of derivative interest payable as of March 31, 2013 was paid via the issuance of 358,663 shares of Common Stock, in lieu of cash, in April 2013.

Preferred share derivative interest payable as of March 31, 2012 consisted of $70,965 in derivative interest accrued as of March 31, 2012. The full amount of derivative interest payable as of March 31, 2012 was paid via the issuance of 802,789 shares of Common Stock, in lieu of cash, in April 2012.